DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 18.7%
Alphabet, Inc., Class A
4,518 775,921
Alphabet, Inc., Class C
3,662 632,977
Electronic Arts, Inc.
98 14,091
Meta Platforms, Inc., Class A
2,272 1,471,097
T-Mobile US, Inc.
264 63,941
(Cost $2,546,379)
2,958,027
Consumer Discretionary
— 6.3%
AutoZone, Inc. *
17 63,462
Booking Holdings, Inc.
34 187,644
Carnival Corp. *
1,087 25,240
Darden Restaurants, Inc.
52 11,139
Deckers Outdoor Corp. *
157 16,567
eBay, Inc.
333 24,366
Expedia Group, Inc.
128 21,344
Hilton Worldwide Holdings, Inc.
250 62,110
Home Depot, Inc.
453 166,835
Las Vegas Sands Corp.
356 14,653
Marriott International, Inc.,
Class A
237 62,528
Norwegian Cruise Line Holdings
Ltd. *
456 8,048
O'Reilly Automotive, Inc. *
60 82,050
PulteGroup, Inc.
210 20,586
Ralph Lauren Corp.
41 11,349
Royal Caribbean Cruises Ltd.
257 66,041
Tapestry, Inc.
215 16,888
TJX Cos., Inc.
688 87,307
Tractor Supply Co.
299 14,472
Williams-Sonoma, Inc.
128 20,705
Yum! Brands, Inc.
119 17,129
(Cost $932,847)
1,000,463
Consumer Staples — 5.1%
Colgate-Palmolive Co.
371 34,480
Costco Wholesale Corp.
460 478,483
Walmart, Inc.
3,015 297,641
(Cost $753,965)
810,604
Energy — 0.9%
Hess Corp.
287 37,939
ONEOK, Inc.
360 29,102
Targa Resources Corp.
226 35,692
Williams Cos., Inc.
658 39,816
(Cost $134,341)
142,549
Financials — 13.3%
American Express Co.
576 169,373
Aon PLC, Class A
114 42,417
Apollo Global Management, Inc.
464 60,640
Arch Capital Group Ltd.
389 36,971
Number
of Shares Value $
Arthur J Gallagher & Co.
119 41,345
Bank of New York Mellon Corp.
402 35,621
FactSet Research Systems, Inc.
18 8,249
Fiserv, Inc. *
590 96,046
Hartford Insurance Group, Inc.
164 21,294
Intercontinental Exchange, Inc.
310 55,738
Jack Henry & Associates, Inc.
30 5,435
Marsh & McLennan Cos., Inc.
224 52,340
Mastercard, Inc., Class A
845 494,832
Moody's Corp.
82 39,304
Morgan Stanley
578 74,001
MSCI, Inc.
80 45,122
Nasdaq, Inc.
176 14,703
PayPal Holdings, Inc. *
688 48,353
S&P Global, Inc.
154 78,980
Synchrony Financial
403 23,233
Visa, Inc., Class A
1,788 652,960
Willis Towers Watson PLC
50 15,827
(Cost $1,873,147)
2,112,784
Health Care — 7.3%
AbbVie, Inc.
769 143,119
Amgen, Inc.
240 69,163
Boston Scientific Corp. *
1,529 160,942
DaVita, Inc. *
46 6,268
Dexcom, Inc. *
174 14,929
Eli Lilly & Co.
817 602,676
Incyte Corp. *
100 6,506
Insulet Corp. *
73 23,727
Mettler-Toledo International,
Inc. *
9 10,400
ResMed, Inc.
152 37,208
Stryker Corp.
189 72,319
Waters Corp. *
28 9,779
(Cost $1,089,204)
1,157,036
Industrials — 9.2%
Allegion PLC
48 6,850
AMETEK, Inc.
113 20,198
Broadridge Financial Solutions,
Inc.
53 12,870
Carrier Global Corp.
402 28,622
Caterpillar, Inc.
496 172,623
CSX Corp.
921 29,094
Cummins, Inc.
143 45,972
Dayforce, Inc. *
165 9,748
Deere & Co.
116 58,726
Dover Corp.
64 11,376
Eaton Corp. PLC
410 131,282
Emerson Electric Co.
398 47,513
Fastenal Co.
678 28,028
GE Aerospace
457 112,381
Hubbell, Inc.
56 21,816

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Illinois Tool Works, Inc.
114 27,939
Ingersoll Rand, Inc.
418 34,125
Lennox International, Inc.
33 18,627
Masco Corp.
90 5,618
PACCAR, Inc.
299 28,061
Pentair PLC
111 11,009
Quanta Services, Inc.
153 52,412
Republic Services, Inc.
211 54,288
Trane Technologies PLC
233 100,253
Uber Technologies, Inc. *
2,167 182,375
United Rentals, Inc.
68 48,170
Veralto Corp.
123 12,427
Verisk Analytics, Inc.
64 20,105
W.W. Grainger, Inc.
46 50,028
Waste Management, Inc.
201 48,435
Westinghouse Air Brake
Technologies Corp.
177 35,811
(Cost $1,307,891)
1,466,782
Information Technology
— 36.8%
Adobe, Inc. *
190 78,867
Apple, Inc.
6,292 1,263,748
Autodesk, Inc. *
223 66,035
Cadence Design Systems, Inc. *
157 45,070
Dell Technologies, Inc., Class C
152 16,913
Fortinet, Inc. *
660 67,175
Gartner, Inc. *
80 34,914
Gen Digital, Inc.
327 9,313
Intuit, Inc.
290 218,506
KLA Corp.
138 104,449
Microsoft Corp.
3,385 1,558,319
NetApp, Inc.
99 9,817
NVIDIA Corp.
12,547 1,695,476
Palo Alto Networks, Inc. *
687 132,192
Salesforce, Inc.
993 263,512
ServiceNow, Inc. *
213 215,362
Tyler Technologies, Inc. *
44 25,388
Workday, Inc., Class A *
104 25,762
Number
of Shares Value $
(Cost $4,922,194)
5,830,818
Materials — 0.5%
Ecolab, Inc.
128 33,999
Sherwin-Williams Co.
137 49,157
(Cost $75,314)
83,156
Real Estate — 1.6%
AvalonBay Communities, Inc.
REIT
65 13,440
CBRE Group, Inc., Class A *
307 38,381
Equinix, Inc. REIT
47 41,775
Extra Space Storage, Inc. REIT
99 14,964
Host Hotels & Resorts, Inc. REIT
457 7,079
Iron Mountain, Inc. REIT
305 30,107
Simon Property Group, Inc. REIT
318 51,856
Welltower, Inc. REIT
341 52,609
(Cost $242,396)
250,211
Utilities — 0.1%
Public Service Enterprise Group,
Inc.
(Cost $19,425)
243 19,690
TOTAL COMMON STOCKS
(Cost $13,897,103)
15,832,120
EXCHANGE-TRADED FUNDS
— 0.1%
SPDR Portfolio S&P 500 Growth
ETF
(Cost $6,870)
100 8,969
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.26% (a)
(Cost $13,719)
13,719 13,719
TOTAL INVESTMENTS
— 100.0%
(Cost $13,917,692)
15,854,808
Other assets and liabilities,
net — 0.0%
6,716
NET ASSETS — 100.0%
15,861,524
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPG-PH3
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.26% (a)
5,966 125,203 (117,450) — — 257 — 13,719 13,719
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 15,832,120 $ — $ — $ 15,832,120
Exchange-Traded Funds
8,969 — — 8,969
Short-Term Investments (a)
13,719 — — 13,719
TOTAL
$ 15,854,808 $ — $ — $ 15,854,808
(a)
See Schedule of Investments for additional detailed categorizations.